Stock-Based Compensation (Details) - Omnibus Incentive Plan 2014	12 Months Ended
Dec. 31, 2019 shares
Shares Available for Grant
Balance at the beginning	9,142,273
Share pool increase	4,898,750
Forfeited	153,125
Cancelled	196,875
Granted	(1,262,642)
Balance at the ending	13,128,381